SHIPS, PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Ships property plant and equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Cost:
Balance at 1 January 2022	4,189	4,331	589,095	18,117	774	238	616,744
Additions	113	-	2,076	7,230	-	-	9,419
Disposals	(826)	(102)	-	(3,604)	-	(232)	(4,764)
Transfer from right-of-use assets (Note 13)	-	-	23,436	-	-	-	23,436
Reclassification to inventories (Note 11)	-	(2,599)	(38,357)	(341)	-	-	(41,297)
Effect of foreign currency exchange differences	(194)	-	-	-	-	(6)	(200)
Balance at 31 December 2022	3,282	1,630	576,250	21,402	774	-	603,338
Additions	652	-	16,068	5,133	16,875	-	38,728
Disposals	(941)	(6)	-	(4,267)	-	-	(5,214)
Acquisition of subsidiaries (Note 37)	186	-	-	-	-	-	186
Transfer from right-of-use assets (Note 13)	-	-	44,452	-	-	-	44,452
Reclassification to inventories (Note 11)	-	(158)	(252,646)	(8,167)	-	-	(260,971)
Effect of foreign currency exchange differences	(217)	-	-	-	-	-	(217)
Balance at 31 December 2023	2,962	1,466	384,124	14,101	17,649	-	420,302

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Accumulated depreciation:
Balance at 1 January 2022	4,092	4,077	99,230	8,447	-	-	115,846
Depreciation	57	129	22,822	7,547	-	-	30,555
Disposals	(815)	(83)	-	(3,605)	-	-	(4,503)
Transfer from right-of-use assets (Note 13)	-	-	4,809	-	-	-	4,809
Reclassification to inventories (Note 11)	-	(2,599)	(9,504)	(341)	-	-	(12,444)
Effect of foreign currency exchange differences	(188)	-	-	-	-	-	(188)
Balance at 31 December 2022	3,146	1,524	117,357	12,048	-	-	134,075
Depreciation	154	107	18,515	6,202	-	-	24,978
Disposals	(938)	(7)	-	(4,267)	-	-	(5,212)
Transfer from right-of-use assets (Note 13)	-	-	19,703	-	-	-	19,703
Reclassification to inventories (Note 11)	-	(158)	(79,390)	(4,115)	-	-	(83,663)
Effect of foreign currency exchange differences	(209)	-	-	-	-	-	(209)
Balance at 31 December 2023	2,153	1,466	76,185	9,868	-	-	89,672

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Accumulated impairment:
Balance at 1 January 2022	1	-	63,108	-	310	-	63,419
Reversal of impairment recognised in profit and loss	-	-	(1,707)	-	-	-	(1,707)
Disposal	(1)	-	-	-	-	-	(1)
Balance at 31 December 2022	-	-	61,401	-	310	-	61,711
Impairment loss (reversal of impairment) recognised in profit and loss	-	-	2,000	-	(310)	-	1,690
Reclassification to inventories	-	-	(35,963)	-	-	-	(35,963)
Balance at 31 December 2023	-	-	27,438	-	-	-	27,438

Carrying amount:
At 31 December 2023	809	-	280,501	4,233	17,649	-	303,192
At 31 December 2022	136	106	397,492	9,354	464	-	407,552

Disclosure Of Detailed Information About Property, Plant And Equipment, Estimated Useful Lives
Depreciation is calculated using straight-line method to allocate the cost of the assets (other than ships and properties under construction), net of their residual values, over their estimated useful lives as follows:

Office equipment and furniture and fittings	-	3 years
Plant and equipment	-	3 to 5 years
Motor vehicles	-	5 years
Ships	-	15 years
Drydocking	-	2.5 to 5 years